Segregated Funds - Summary of Composition of Net Assets by Categories of Segregated Funds (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [Member] | Money market funds [Member]
Disclosure of composition of net assets by categories of segregated funds [line items]
Type of fund	2.00%	2.00%
Bottom of range [Member] | Fixed income funds [Member]
Disclosure of composition of net assets by categories of segregated funds [line items]
Type of fund	14.00%	14.00%
Bottom of range [Member] | Balanced funds [Member]
Disclosure of composition of net assets by categories of segregated funds [line items]
Type of fund	24.00%	25.00%
Bottom of range [Member] | Equity funds [Member]
Disclosure of composition of net assets by categories of segregated funds [line items]
Type of fund	58.00%	58.00%
Top of range [Member] | Money market funds [Member]
Disclosure of composition of net assets by categories of segregated funds [line items]
Type of fund	3.00%	3.00%
Top of range [Member] | Fixed income funds [Member]
Disclosure of composition of net assets by categories of segregated funds [line items]
Type of fund	15.00%	15.00%
Top of range [Member] | Balanced funds [Member]
Disclosure of composition of net assets by categories of segregated funds [line items]
Type of fund	25.00%	26.00%
Top of range [Member] | Equity funds [Member]
Disclosure of composition of net assets by categories of segregated funds [line items]
Type of fund	60.00%	60.00%